Cover Page	Mar. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	Stratus Properties Inc.
Entity Central Index Key	0000885508
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37716
Entity Tax Identification Number	72-1211572
Entity Address, Address Line One	212 Lavaca St., Suite 300
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	478-5788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Information [Line Items]
Security Exchange Name	NASDAQ
Soliciting Material	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	STRS
Amendment Description	Explanatory Note The Registrant hereby amends its Current Report on Form 8-K previously filed on March 31, 2023 (the Original 8-K) solely to include a conformed signature that was inadvertently omitted from the signature page. Except as described in this Explanatory Note, this Current Report on Form 8-K/A does not change the Original 8-K.